Tax on Profit on Ordinary Activities	6 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Tax on Profit on Ordinary Activities	Tax on Profit on Ordinary Activities

	Six Months Ended December 31
	2024 £’000	2023 £’000
Current tax	(2,381)	7,205
Tax for the six months ended December 31, 2024 is charged using the Group’s best estimate of the average annual effective rate expected for the full year applied to the profit before tax of the six month period plus the impact of any one off tax items arising in the period. The resulting effective rate for the six months ended December 31, 2024 is (35.4)% (six months ended December 31, 2023: 25.8%). The effective tax rate for the six months ended December 31, 2024 has benefited from the release of the Romanian deferred tax liability related to withholding taxes.